Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Feb. 02, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

	FISCAL YEAR ENDED FEBRUARY 2, 2014
	FIRST QUARTER 5/5/2013	SECOND QUARTER 8/4/2013	THIRD QUARTER 11/3/2013	FOURTH QUARTER 2/2/2014
Total revenues	$168,155	$153,723	$142,330	$171,371
Income (loss) before provision (benefit) for income taxes	10,554	(794)	(12,910)	6,380
Net income (loss)	7,550	(98)	(10,160)	4,877

	FISCAL YEAR ENDED FEBRUARY 3, 2013
	FIRST QUARTER 4/29/2012	SECOND QUARTER 7/29/2012	THIRD QUARTER 10/28/2012	FOURTH QUARTER 2/3/2013(1)
Total revenues	$163,474	$147,941	$131,066	$165,586
Income (loss) before provision (benefit) for income taxes	11,312	(3,258)	(14,180)	2,206
Net income (loss)	8,857	(1,603)	(3,894)	5,422

(1)	Our fiscal 2012 year consisted of 53 weeks. Each quarterly period has 13 weeks, except the fourth quarterly period ended February 3, 2013, which consists of 14 weeks. We have estimated the revenues during the 53rd week of fiscal 2012 to be $10,355.